UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-21949

DWS High Income Opportunities Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2014

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2014

Semiannual Report

to Shareholders

DWS High Income Opportunities Fund, Inc.

Ticker Symbol: DHG

Contents
3 Performance Summary
4 Portfolio Manager
5 Portfolio Summary
6 Investment Portfolio
24 Statement of Assets and Liabilities
26 Statement of Operations
27 Statement of Cash Flows
29 Statement of Changes in Net Assets
30 Financial Highlights
32 Notes to Financial Statements
44 Dividend Reinvestment and Cash Purchase Plan
48 Additional Information
50 Privacy Statement

The fund seeks high current income with a secondary objective of total return.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Stocks may decline in value. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary March 31, 2014 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for information purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 3/31/14
DWS High Income Opportunities Fund, Inc.	6-Month‡	1-Year	5-Year	Life of Fund*
Based on Net Asset Value(a)	8.31%	9.73%	23.00%	–1.41%
Based on Market Price(a)	7.08%	1.56%	26.63%	–3.78%
Credit Suisse High Yield Index(b)	6.63%	7.67%	17.46%	8.46%
Morningstar Closed-End High Yield Bond Funds Category(c)	7.33%	9.32%	20.46%	8.14%

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 22, 2006. The performance shown for the index and the Morningstar Category is for the time period of November 30, 2006 through March 31, 2014, which is based on the performance period of the life of the Fund.

On November 5, 2010, the Fund adopted its current name and investment policies. Prior to that date the Fund was known as DWS Dreman Value Income Edge Fund, Inc. and its investment objective was to seek to achieve a high level of total return. Performance prior to November 5, 2010 should not be considered representative of the present Fund.

Net Asset Value and Market Price
	As of 3/31/14	As of 9/30/13
Net Asset Value	$16.68	$15.97
Market Price	$14.61	$14.15

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 3/31/14: Income Dividends	$.53
March Income Dividend	$.0850
Current Annualized Distribution Rate (Based on Net Asset Value) as of 3/31/14†	6.12%
Current Annualized Distribution Rate (Based on Market Price) as of 3/31/14†	6.98%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on March 31, 2014. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed, and will fluctuate. Distributions do not include return of capital or other non-income sources.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

(b) Credit Suisse High Yield Index is an unmanaged, unleveraged trader-priced portfolio constructed to mirror the global high-yield debt market.

(c) Morningstar's Closed-End High Yield Bond Funds category represents portfolios that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These portfolios generally offer higher yields than other types of portfolios, but they are also more vulnerable to economic and credit risk. These portfolios primarily invest in U.S. high-income debt securities, where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Category returns assume reinvestment of dividends. It is not possible to invest directly in a Morningstar category.

Portfolio Manager

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of March 31, 2014 (Unaudited)
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 113.7%
Consumer Discretionary 17.7%
AMC Entertainment, Inc., 144A, 5.875%, 2/15/2022	430,000	437,525
AMC Networks, Inc., 7.75%, 7/15/2021	165,000	186,038
AmeriGas Finance LLC:
6.75%, 5/20/2020	885,000	958,012
7.0%, 5/20/2022	680,000	742,900
APX Group, Inc.:
6.375%, 12/1/2019	375,000	382,500
8.75%, 12/1/2020	50,000	50,875
Asbury Automotive Group, Inc., 8.375%, 11/15/2020	95,000	106,400
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022	560,000	609,000
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021	595,000	595,000
Avis Budget Car Rental LLC:
5.5%, 4/1/2023	365,000	367,738
8.25%, 1/15/2019	700,000	750,750
BC Mountain LLC, 144A, 7.0%, 2/1/2021	360,000	356,400
Block Communications, Inc., 144A, 7.25%, 2/1/2020	715,000	761,475
Boyd Gaming Corp., 9.0%, 7/1/2020	275,000	304,219
Cablevision Systems Corp., 5.875%, 9/15/2022	210,000	214,200
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020	305,000	269,925
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019	400,000	427,000
CCO Holdings LLC:
6.625%, 1/31/2022	840,000	897,750
7.375%, 6/1/2020	100,000	109,375
Century Intermediate Holding Co. 2, 144A, 9.75%, 2/15/2019 (PIK)	215,000	226,556
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021	715,000	707,850
144A, 6.375%, 9/15/2020	2,070,000	2,163,150
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020	130,000	129,350
Chrysler Group LLC, 144A, 8.25%, 6/15/2021	280,000	316,750
Clear Channel Communications, Inc., 11.25%, 3/1/2021	495,000	550,687
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022	445,000	472,256
Series B, 6.5%, 11/15/2022	665,000	710,719
Series A, 7.625%, 3/15/2020	105,000	112,613
Series B, 7.625%, 3/15/2020	2,565,000	2,770,200
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020	40,000	39,800
Crown Media Holdings, Inc., 10.5%, 7/15/2019	275,000	311,438
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019	350,000	372,750
DBP Holding Corp., 144A, 7.75%, 10/15/2020	210,000	201,600
Delphi Corp., 5.0%, 2/15/2023	490,000	519,400
DISH DBS Corp.:
4.25%, 4/1/2018	530,000	553,187
5.0%, 3/15/2023	685,000	690,137
6.75%, 6/1/2021	145,000	162,400
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020	370,000	322,825
Harron Communications LP, 144A, 9.125%, 4/1/2020	755,000	853,150
Hot Topic, Inc., 144A, 9.25%, 6/15/2021	285,000	307,800
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)	680,000	708,900
Libbey Glass, Inc., 6.875%, 5/15/2020	216,000	235,980
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020	675,000	738,281
MDC Partners, Inc., 144A, 6.75%, 4/1/2020	430,000	452,575
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021	100,000	100,500
6.375%, 4/1/2023	800,000	848,000
Mediacom LLC, 7.25%, 2/15/2022	200,000	218,000
MGM Resorts International:
6.625%, 12/15/2021	1,100,000	1,210,000
6.75%, 10/1/2020	160,000	177,400
7.5%, 6/1/2016	550,000	612,562
7.625%, 1/15/2017	385,000	439,381
8.625%, 2/1/2019	1,585,000	1,898,037
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018	670,000	720,250
PNK Finance Corp., 144A, 6.375%, 8/1/2021	480,000	499,200
Quebecor Media, Inc., 5.75%, 1/15/2023	375,000	375,937
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017	755,000	856,925
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021	235,000	236,763
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020	210,000	230,738
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020	405,000	426,262
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021	565,000	587,600
Starz LLC, 5.0%, 9/15/2019	295,000	304,588
Stoneridge, Inc., 144A, 9.5%, 10/15/2017	5,100,000	5,501,625
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021	455,000	459,550
UCI International, Inc., 8.625%, 2/15/2019	235,000	227,950
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023	1,630,000	1,662,600
144A, 7.5%, 3/15/2019	825,000	895,125
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	1,595,000	2,403,397
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019	110,000	118,250
144A, 8.5%, 5/15/2021	135,000	149,513
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022	375,000	425,625
Visant Corp., 10.0%, 10/1/2017	1,220,000	1,215,425
Visteon Corp., 6.75%, 4/15/2019	255,000	268,069
		46,226,708
Consumer Staples 4.3%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023	345,000	359,193
Big Heart Pet Brands, 7.625%, 2/15/2019	561,000	584,492
Chiquita Brands International, Inc., 7.875%, 2/1/2021	327,000	365,014
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020	215,000	228,438
JBS Investments GmbH, 144A, 7.25%, 4/3/2024 (b)	970,000	970,000
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021	1,015,000	1,078,438
144A, 8.25%, 2/1/2020	295,000	323,025
Pilgrim's Pride Corp., 7.875%, 12/15/2018	265,000	284,875
Post Holdings, Inc., 144A, 6.75%, 12/1/2021	535,000	566,431
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020	1,785,000	1,869,787
8.25%, 2/15/2021	3,000,000	3,273,750
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020	415,000	441,975
Smithfield Foods, Inc., 6.625%, 8/15/2022	370,000	399,600
U.S. Foods, Inc., 8.5%, 6/30/2019	385,000	416,570
		11,161,588
Energy 15.4%
Access Midstream Partners LP, 6.125%, 7/15/2022	615,000	661,894
Antero Resources Finance Corp., 144A, 5.375%, 11/1/2021	200,000	203,000
Berry Petroleum Co., LLC:
6.375%, 9/15/2022	360,000	372,600
6.75%, 11/1/2020	615,000	648,825
BreitBurn Energy Partners LP, 7.875%, 4/15/2022	1,290,000	1,396,425
Chaparral Energy, Inc.:
7.625%, 11/15/2022	450,000	487,125
9.875%, 10/1/2020	1,750,000	1,990,625
Chesapeake Energy Corp., 3.25%, 3/15/2016	905,000	914,050
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019	400,000	415,000
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022	300,000	313,500
7.75%, 4/1/2019	610,000	661,850
Crosstex Energy LP, 7.125%, 6/1/2022	153,000	178,819
Denbury Resources, Inc., 4.625%, 7/15/2023	315,000	292,950
Dresser-Rand Group, Inc., 6.5%, 5/1/2021	780,000	832,650
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021	575,000	603,750
EP Energy LLC:
6.875%, 5/1/2019	635,000	685,800
7.75%, 9/1/2022	380,000	426,550
9.375%, 5/1/2020	145,000	167,656
EV Energy Partners LP, 8.0%, 4/15/2019	1,595,000	1,650,825
Exterran Partners LP, 144A, 6.0%, 10/1/2022 (b)	290,000	285,276
Halcon Resources Corp.:
8.875%, 5/15/2021	990,000	1,027,125
9.75%, 7/15/2020	295,000	317,863
144A, 9.75%, 7/15/2020	415,000	446,125
Holly Energy Partners LP, 6.5%, 3/1/2020	205,000	217,813
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021	735,000	754,294
Linn Energy LLC:
6.5%, 5/15/2019	2,325,000	2,423,812
144A, 7.25%, 11/1/2019	815,000	849,637
MEG Energy Corp.:
144A, 6.5%, 3/15/2021	435,000	457,838
144A, 7.0%, 3/31/2024	1,000,000	1,057,500
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021	1,395,000	1,457,775
10.75%, 10/1/2020	885,000	977,925
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023	575,000	593,688
Newfield Exploration Co., 5.75%, 1/30/2022	390,000	414,375
Northern Oil & Gas, Inc., 8.0%, 6/1/2020	1,105,000	1,174,062
Oasis Petroleum, Inc.:
6.5%, 11/1/2021	300,000	322,500
144A, 6.875%, 3/15/2022	835,000	903,887
6.875%, 1/15/2023	225,000	244,125
7.25%, 2/1/2019	715,000	765,050
Offshore Group Investment Ltd.:
7.125%, 4/1/2023	730,000	742,775
7.5%, 11/1/2019	840,000	894,600
Regency Energy Partners LP, 5.875%, 3/1/2022	55,000	57,063
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021	1,240,000	1,278,750
5.625%, 4/15/2023	280,000	278,600
Sabine Pass LNG LP, 7.5%, 11/30/2016	565,000	624,325
Samson Investment Co., 144A, 10.75%, 2/15/2020	295,000	321,550
SandRidge Energy, Inc., 7.5%, 3/15/2021	915,000	976,762
SESI LLC:
6.375%, 5/1/2019	440,000	468,600
7.125%, 12/15/2021	1,280,000	1,427,200
Swift Energy Co., 7.875%, 3/1/2022	480,000	480,000
Talos Production LLC, 144A, 9.75%, 2/15/2018	695,000	728,012
Tesoro Corp., 4.25%, 10/1/2017	400,000	420,000
Venoco, Inc., 8.875%, 2/15/2019	560,000	565,600
Welltec AS, 144A, 8.0%, 2/1/2019	200,000	213,000
Whiting Petroleum Corp., 5.0%, 3/15/2019	520,000	549,900
Woodbine Holdings LLC, 12.0%, 5/15/2016	1,895,000	2,008,700
WPX Energy, Inc., 5.25%, 1/15/2017	450,000	481,500
		40,111,501
Financials 7.1%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017	1,300,000	1,417,000
Ally Financial, Inc.:
3.5%, 1/27/2019	1,445,000	1,445,000
5.5%, 2/15/2017	700,000	759,500
Banco Bradesco SA, 144A, 5.75%, 3/1/2022	1,355,000	1,390,569
CIT Group, Inc.:
3.875%, 2/19/2019	2,130,000	2,153,306
5.25%, 3/15/2018	1,045,000	1,123,375
Credit Agricole SA, 144A, 7.875%, 1/23/2024	635,000	670,719
E*TRADE Financial Corp.:
6.375%, 11/15/2019	1,284,000	1,396,350
6.75%, 6/1/2016	680,000	736,100
International Lease Finance Corp.:
3.875%, 4/15/2018	1,370,000	1,397,400
5.75%, 5/15/2016	205,000	220,504
6.25%, 5/15/2019	605,000	667,012
8.75%, 3/15/2017	1,220,000	1,431,975
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022	545,000	583,150
(REIT), 6.875%, 5/1/2021	550,000	591,250
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020	305,000	320,250
144A, 5.875%, 3/15/2022	505,000	537,825
Societe Generale SA, 144A, 7.875%, 12/18/2023	1,555,000	1,617,200
		18,458,485
Health Care 7.3%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021	205,000	212,688
7.75%, 2/15/2019	955,000	1,031,400
Biomet, Inc.:
6.5%, 8/1/2020	655,000	705,435
6.5%, 10/1/2020	185,000	196,563
Community Health Systems, Inc.:
5.125%, 8/15/2018	2,160,000	2,268,000
144A, 5.125%, 8/1/2021	105,000	107,625
144A, 6.875%, 2/1/2022	2,140,000	2,236,300
7.125%, 7/15/2020	1,230,000	1,334,550
Endo Finance Co., 144A, 5.75%, 1/15/2022	420,000	430,500
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019	405,000	436,387
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021	235,000	249,981
144A, 6.5%, 9/15/2018	210,000	235,200
HCA, Inc.:
5.875%, 3/15/2022	500,000	538,750
6.5%, 2/15/2020	2,155,000	2,413,600
7.5%, 2/15/2022	804,000	918,570
Hologic, Inc., 6.25%, 8/1/2020	385,000	407,138
IMS Health, Inc., 144A, 6.0%, 11/1/2020	465,000	489,412
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021	515,000	534,312
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020	660,000	714,450
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019	280,000	314,300
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021	315,000	336,263
Tenet Healthcare Corp.:
4.375%, 10/1/2021	750,000	723,750
4.5%, 4/1/2021	90,000	87,975
6.25%, 11/1/2018	975,000	1,075,547
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, 8/15/2018	915,000	1,006,500
		19,005,196
Industrials 14.6%
Accuride Corp., 9.5%, 8/1/2018	1,520,000	1,558,000
ADT Corp.:
4.125%, 4/15/2019	85,000	84,336
144A, 6.25%, 10/15/2021	300,000	308,250
Aguila 3 SA, 144A, 7.875%, 1/31/2018	920,000	977,500
Air Lease Corp., 4.75%, 3/1/2020	535,000	567,100
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)	705,000	728,794
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020	500,000	472,500
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016	765,400	792,189
BE Aerospace, Inc., 6.875%, 10/1/2020	6,910,000	7,583,725
Belden, Inc., 144A, 5.5%, 9/1/2022	660,000	668,250
Bombardier, Inc.:
144A, 4.75%, 4/15/2019 (b)	290,000	290,000
144A, 5.75%, 3/15/2022	425,000	429,250
144A, 6.0%, 10/15/2022 (b)	485,000	485,000
Casella Waste Systems, Inc., 7.75%, 2/15/2019	820,000	850,750
Clean Harbors, Inc., 5.125%, 6/1/2021	475,000	484,500
CNH Capital LLC, 3.25%, 2/1/2017	1,615,000	1,647,300
Covanta Holding Corp., 5.875%, 3/1/2024	430,000	436,788
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019	520,000	560,300
Darling International, Inc., 144A, 5.375%, 1/15/2022	415,000	426,412
DigitalGlobe, Inc., 5.25%, 2/1/2021	270,000	266,625
Ducommun, Inc., 9.75%, 7/15/2018	705,000	789,600
DynCorp International, Inc., 10.375%, 7/1/2017	1,500,000	1,567,500
Florida East Coast Railway Corp., 8.125%, 2/1/2017	435,000	454,575
FTI Consulting, Inc., 6.0%, 11/15/2022	375,000	382,500
Garda World Security Corp., 144A, 7.25%, 11/15/2021	540,000	576,450
GenCorp, Inc., 7.125%, 3/15/2021	1,340,000	1,452,225
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018	535,000	575,125
7.125%, 3/15/2021	110,000	121,413
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018	1,035,000	1,086,750
Meritor, Inc.:
6.25%, 2/15/2024	215,000	215,538
6.75%, 6/15/2021	375,000	396,563
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022	1,545,000	1,579,762
8.125%, 2/15/2019	420,000	424,200
Navios South American Logistics, Inc., 9.25%, 4/15/2019	100,000	107,000
Oshkosh Corp., 144A, 5.375%, 3/1/2022	322,500	328,144
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022	525,000	530,250
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022	540,000	542,700
6.75%, 12/15/2020	955,000	1,024,237
Titan International, Inc., 144A, 6.875%, 10/1/2020	1,200,000	1,272,000
TransDigm, Inc., 7.5%, 7/15/2021	680,000	753,100
United Rentals North America, Inc.:
5.75%, 7/15/2018	690,000	738,300
6.125%, 6/15/2023	45,000	47,700
7.375%, 5/15/2020	2,330,000	2,571,737
7.625%, 4/15/2022	565,000	633,506
Watco Companies LLC, 144A, 6.375%, 4/1/2023	275,000	279,125
		38,067,569
Information Technology 9.6%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020	205,000	216,019
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021	1,680,000	1,797,600
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017	470,000	492,325
Audatex North America, Inc., 144A, 6.0%, 6/15/2021	310,000	330,925
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021	885,000	931,462
CDW LLC, 8.5%, 4/1/2019	3,210,000	3,514,950
CyrusOne LP, 6.375%, 11/15/2022	185,000	195,175
eAccess Ltd., 144A, 8.25%, 4/1/2018	315,000	342,563
EarthLink Holdings Corp., 7.375%, 6/1/2020	470,000	488,800
Entegris, Inc., 144A, 6.0%, 4/1/2022 (b)	290,000	296,525
Equinix, Inc.:
5.375%, 4/1/2023	1,275,000	1,300,500
7.0%, 7/15/2021	440,000	490,600
First Data Corp.:
144A, 6.75%, 11/1/2020	4,565,000	4,907,375
144A, 7.375%, 6/15/2019	475,000	510,625
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022	510,000	541,237
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)	145,000	147,900
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019	1,250,000	1,371,875
7.625%, 6/15/2021	435,000	490,462
IAC/InterActiveCorp., 4.75%, 12/15/2022	355,000	347,456
Jabil Circuit, Inc., 5.625%, 12/15/2020	3,750,000	3,970,312
Micron Technology, Inc., 144A, 5.875%, 2/15/2022	215,000	225,213
NCR Corp.:
144A, 5.875%, 12/15/2021	105,000	110,513
144A, 6.375%, 12/15/2023	260,000	276,250
NXP BV, 144A, 3.75%, 6/1/2018	640,000	643,200
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018	1,060,000	1,091,800
		25,031,662
Materials 8.6%
Ashland, Inc., 3.875%, 4/15/2018	1,900,000	1,961,750
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020	295,000	292,788
Berry Plastics Corp., 9.75%, 1/15/2021	1,290,000	1,498,012
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)	595,935	649,569
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)	375,000	397,500
Crown Americas LLC, 6.25%, 2/1/2021	105,000	113,663
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015	3,055,000	3,024,450
Exopack Holding Corp., 144A, 10.0%, 6/1/2018	435,000	471,975
Exopack Holdings SA, 144A, 7.875%, 11/1/2019	500,000	530,000
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021	220,000	242,000
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020	934,000	945,675
144A, 7.0%, 2/15/2021	934,000	950,345
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017	605,000	636,762
144A, 6.875%, 4/1/2022	125,000	134,688
144A, 8.25%, 11/1/2019	520,000	572,000
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020	460,000	476,100
8.875%, 2/1/2018	760,000	790,400
Huntsman International LLC, 8.625%, 3/15/2020	585,000	642,037
IAMGOLD Corp., 144A, 6.75%, 10/1/2020	555,000	493,950
Kaiser Aluminum Corp., 8.25%, 6/1/2020	490,000	552,475
KGHM International Ltd., 144A, 7.75%, 6/15/2019	1,180,000	1,244,900
Novelis, Inc., 8.75%, 12/15/2020	3,040,000	3,397,200
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016	610,000	626,013
Perstorp Holding AB, 144A, 8.75%, 5/15/2017	400,000	428,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021	500,000	524,375
Polymer Group, Inc., 7.75%, 2/1/2019	590,000	631,300
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021	285,000	293,550
		22,521,477
Telecommunication Services 25.3%
Altice Financing SA:
144A, 6.5%, 1/15/2022	320,000	337,600
144A, 7.875%, 12/15/2019	420,000	458,850
Altice Finco SA, 144A, 9.875%, 12/15/2020	420,000	478,800
B Communications Ltd., 144A, 7.375%, 2/15/2021	535,000	561,750
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	180,000	189,225
Series W, 6.75%, 12/1/2023	825,000	875,531
Cincinnati Bell, Inc.:
8.375%, 10/15/2020	3,390,000	3,712,050
8.75%, 3/15/2018	580,000	606,825
CPI International, Inc., 8.0%, 2/15/2018	500,000	516,250
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022 (b)	480,000	485,400
144A, 8.25%, 9/30/2020	4,304,000	4,594,520
144A, 10.5%, 4/15/2018	1,170,000	1,240,200
Digicel Ltd.:
144A, 7.0%, 2/15/2020	200,000	208,000
144A, 8.25%, 9/1/2017	835,000	868,400
Frontier Communications Corp.:
7.125%, 1/15/2023	2,450,000	2,541,875
7.625%, 4/15/2024	195,000	203,775
8.5%, 4/15/2020	380,000	441,750
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023	855,000	837,900
7.25%, 10/15/2020	5,905,000	6,406,925
7.5%, 4/1/2021	2,375,000	2,606,562
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021	1,185,000	1,247,212
144A, 8.125%, 6/1/2023	185,000	196,100
Level 3 Communications, Inc., 8.875%, 6/1/2019	55,000	60,431
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021	2,160,000	2,278,800
7.0%, 6/1/2020	710,000	769,462
8.125%, 7/1/2019	375,000	411,563
8.625%, 7/15/2020	295,000	330,769
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020	2,200,000	2,348,500
7.875%, 9/1/2018	835,000	887,187
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020	1,380,000	1,348,950
Pacnet Ltd., 144A, 9.0%, 12/12/2018	320,000	341,600
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020	200,000	225,500
SBA Communications Corp., 5.625%, 10/1/2019	370,000	387,575
Sprint Communications, Inc.:
6.0%, 12/1/2016	3,710,000	4,067,087
9.125%, 3/1/2017	295,000	348,838
Sprint Corp., 144A, 7.125%, 6/15/2024	515,000	540,750
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022	205,000	214,738
6.464%, 4/28/2019	695,000	743,650
6.5%, 1/15/2024	205,000	214,738
6.625%, 4/1/2023	470,000	498,200
Telesat Canada, 144A, 6.0%, 5/15/2017	4,185,000	4,331,475
tw telecom holdings, Inc.:
5.375%, 10/1/2022	520,000	530,400
5.375%, 10/1/2022	95,000	96,900
6.375%, 9/1/2023	480,000	513,600
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020	2,710,000	2,899,700
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021	740,000	815,850
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022	540,000	588,600
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020	375,000	407,813
144A, 7.25%, 2/15/2018	685,000	722,675
Windstream Corp.:
6.375%, 8/1/2023	450,000	438,750
7.5%, 4/1/2023	160,000	168,000
7.75%, 10/15/2020	160,000	171,600
7.75%, 10/1/2021	2,345,000	2,520,875
8.125%, 9/1/2018	5,500,000	5,843,750
Zayo Group LLC, 8.125%, 1/1/2020	285,000	312,788
		65,996,614
Utilities 3.8%
AES Corp.:
7.75%, 10/15/2015	1,085,000	1,182,650
8.0%, 10/15/2017	268,000	317,245
Calpine Corp., 144A, 7.875%, 7/31/2020	2,978,000	3,275,800
DPL, Inc., 6.5%, 10/15/2016	2,395,000	2,586,600
Enel SpA, 144A, 8.75% *, 9/24/2073	540,000	605,934
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024	525,000	183,750
IPALCO Enterprises, Inc., 5.0%, 5/1/2018	1,290,000	1,364,175
NRG Energy, Inc., 7.625%, 1/15/2018	380,000	426,550
		9,942,704
Total Corporate Bonds (Cost $282,889,073)		296,523,504

Loan Participations and Assignments 23.1%
Senior Loans *
Consumer Discretionary 7.9%
Air Distribution Technologies, Inc., First Lien Term Loan, 4.25%, 11/9/2018	686,339	688,912
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019	1,099,447	1,092,916
Burger King Corp., Term Loan B, 3.75%, 9/28/2019	788,000	794,107
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020	558,358	561,675
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019	4,770,000	4,803,772
Hilton Worldwide Finance LLC, Term Loan B2, 3.75%, 10/26/2020	1,121,842	1,124,950
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	711,815	714,684
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018	1,097,912	1,103,731
Term Loan B2, 4.25%, 8/7/2019	2,910,675	2,929,784
Polymer Group, Inc., First Lien Term Loan B, 5.25%, 12/19/2019	1,240,000	1,252,400
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020	1,582,050	1,579,416
Tomkins LLC, Term Loan B2, 3.75%, 9/29/2016	4,025,495	4,038,537
		20,684,884
Consumer Staples 3.9%
Albertson's LLC:
Term Loan B1, 4.25%, 3/21/2016	870,086	874,436
Term Loan B2, 4.75%, 3/21/2019	1,319,383	1,330,103
Big Heart Pet Brands, Term Loan, 3.5%, 3/8/2020	1,249,431	1,247,875
Del Monte Foods, Inc., First Lien Term Loan, 4.25%, 2/18/2021	930,000	934,060
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020	3,215,700	3,233,129
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020	554,400	552,479
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020	405,000	407,025
Weight Watchers International, Inc., Term Loan B1, 3.16%, 4/2/2016	1,542,211	1,449,678
		10,028,785
Energy 2.3%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017	1,440,000	1,474,402
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020	339,467	339,256
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018	2,215,000	2,239,919
Tallgrass Operations LLC, Term Loan B, 4.25%, 11/13/2018	1,735,639	1,752,683
		5,806,260
Health Care 1.9%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021	548,625	553,952
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019	1,273,907	1,277,442
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019	2,286,784	2,296,080
Term Loan B, 3.75%, 12/11/2019	782,060	785,384
		4,912,858
Industrials 1.1%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017	817,550	825,726
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019	2,085,456	2,090,669
		2,916,395
Information Technology 2.3%
First Data Corp.:
Term Loan B, 4.155%, 3/23/2018	3,987,082	4,004,126
Term Loan, 4.155%, 3/24/2021	2,075,000	2,082,356
		6,086,482
Materials 0.8%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.0%, 2/1/2020	2,150,973	2,155,608
Telecommunication Services 2.3%
Crown Castle International Corp., Term Loan B, 3.25%, 1/31/2019	4,824,765	4,828,046
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020	74,250	74,451
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019	1,110,102	1,113,571
		6,016,068
Utilities 0.6%
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018	1,659,675	1,647,161
Total Loan Participations and Assignments (Cost $59,817,695)		60,254,501

	Shares	Value ($)

Preferred Stock 0.5%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $1,146,849)	1,198	1,189,240

Cash Equivalents 4.8%
Central Cash Management Fund, 0.05% (c) (Cost $12,469,635)	12,469,635	12,469,635

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $356,323,252)†	142.1	370,436,880
Notes Payable	(43.5)	(113,500,000)
Other Assets and Liabilities, Net	1.4	3,771,069
Net Assets	100.0	260,707,949

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2014.

† The cost for federal income tax purposes was $356,313,033. At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $14,123,847. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,770,335 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $646,488.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REIT: Real Estate Investment Trust

The Fund can invest in certain Senior Loan agreements that include the obligation to make additional loans in certain circumstances. The Fund reserves against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans. At March 31, 2014, the Fund had an unfunded loan commitment of $555,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	555,000	553,612	(1,388)

At March 31, 2014, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (d)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (e)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
12/20/2011 3/20/2017	705,000	1	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB–	82,956	17,651	65,305
6/20/2013 9/20/2018	530,000	1	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB–	84,572	42,347	42,225
9/20/2012 12/20/2017	910,000	2	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	133,113	50,351	82,762
6/20/2013 9/20/2018	1,240,000	3	5.0%	HCA, Inc., 8.0%, 10/1/2018, B–	173,167	88,647	84,520
6/20/2013 9/20/2018	1,260,000	4	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB+	146,923	66,945	79,978
Total unrealized appreciation							354,790

(d) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(e) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparty:

1 Credit Suisse

2 UBS AG

3 The Goldman Sachs & Co.

4 Bank of America

As of March 31, 2014, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	1,750,000	USD	2,423,143	4/15/2014	12,324	Citigroup, Inc.

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosure regarding credit default swaps and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (f)
Corporate Bonds	$—	$296,523,504	$—	$296,523,504
Loan Participations and Assignments	—	60,254,501	—	60,254,501
Preferred Stock	—	1,189,240	—	1,189,240
Short-Term Investments	12,469,635	—	—	12,469,635
Derivatives (g) Credit Default Swaps Contracts	—	354,790	—	354,790
Forward Foreign Currency Contracts	—	12,324	—	12,324
Total	$12,469,635	$358,334,359	$—	$370,803,994
Liabilities	Level 1	Level 2	Level 3	Total

Unfunded Loan Commitment	$—	$(1,388)	$—	$(1,388)
Total	$—	$(1,388)	$—	$(1,388)

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(f) See Investment Portfolio for additional detailed categorizations.

(g) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $343,853,617)	$357,967,245
Investment in Central Cash Management Fund (cost $12,469,635)	12,469,635
Total investments in securities, at value (cost $356,323,252)	370,436,880
Cash	60,412
Receivable for investments sold	1,032,411
Receivable for investments sold — when-issued securities	634,382
Interest receivable	5,897,209
Unrealized appreciation on swap contracts	354,790
Unrealized appreciation on forward foreign currency exchange contracts	12,324
Upfront payments paid on swap contracts	265,941
Other assets	5,706
Total assets	378,700,055
Liabilities
Payable for investments purchased	305,211
Payable for investment purchased — when-issued securities	3,430,276
Notes payable	113,500,000
Interest on notes payable	192,212
Payable for Fund shares repurchased	131,361
Unrealized depreciation on unfunded loan commitment	1,388
Accrued management fee	271,270
Accrued Directors' fees	1,425
Other accrued expenses and payables	158,963
Total liabilities	117,992,106
Net assets, at value	$260,707,949

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2014 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	237,614
Net unrealized appreciation (depreciation) on: Investments	14,113,628
Unfunded loan commitment	(1,388)
Swap contracts	354,790
Foreign currency	12,707
Accumulated net realized gain (loss)	(597,439,914)
Paid-in capital	843,430,512
Net assets, at value	$260,707,949
Net Asset Value
Net Asset Value per share ($260,707,949 ÷ 15,633,846 shares of common stock issued and outstanding, $.01 par value, 100,000,000 shares authorized)	$16.68

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2014 (Unaudited)
Investment Income
Interest	$11,255,926
Dividends	27,399
Income distributions — Central Cash Management Fund	3,272
Total income	11,286,597
Expenses: Management fee	1,596,127
Administration fee	187,780
Services to shareholders	1,433
Custodian fee	29,325
Professional fees	73,538
Reports to shareholders	44,911
Directors' fees and expenses	9,744
Interest expense	639,091
Stock exchange listing fees	12,010
Other	30,609
Total expenses	2,624,568
Net investment income	8,662,029
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	3,685,149
Swap contracts	85,004
Foreign currency	(137,731)
3,632,422
Change in net unrealized appreciation (depreciation) on: Investments	5,756,120
Unfunded loan commitments	(4,163)
Swap contracts	181,676
Foreign currency	61,872
5,995,505
Net gain (loss)	9,627,927
Net increase (decrease) in net assets resulting from operations	$18,289,956

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended March 31, 2014 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$18,289,956
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(94,683,345)
Net purchases, sales and maturities of short-term investments	(8,174,125)
Net amortization/accretion of premium (discount)	365,988
Proceeds from sales and maturities of long-term investments	113,883,182
(Increase) decrease in interest receivable	462,866
(Increase) decrease in other assets	(5,706)
(Increase) decrease in receivable for investments sold	615,386
(Increase) decrease in receivable for investments sold — when-issued securities	(634,382)
(Increase) decrease in interest on notes payable	162,713
Increase (decrease) in payable for investments purchased	(5,935,667)
Increase (decrease) in payable for investments purchased — when-issued securities	(769,724)
Increase (decrease) in upfront payments paid/received on credit default swap contracts	31,768
Increase (decrease) in other accrued expenses and payables	(38,046)
Change in unrealized (appreciation) depreciation on investments	(5,756,120)
Change in unrealized (appreciation) depreciation on swaps	(181,676)
Change in net unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(63,053)
Change in unrealized (appreciation) depreciation in unfunded commitments	4,163
Net realized (gain) loss from investments	(3,685,149)
Cash provided (used) by operating activities	13,889,029
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	3,500,000
Cost of shares redeemed	(9,061,921)
Distributions paid	(8,369,679)
Cash provided (used) for financing activities	(13,931,600)
Increase (decrease) in cash	(42,571)
Cash at beginning of period (including foreign currency)	102,983
Cash at end of period (including foreign currency)	$60,412
Supplemental Disclosure
Interest paid on notes	$(476,378)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
Operations: Net investment income	$8,662,029	$19,035,476
Net realized gain (loss)	3,632,422	5,447,167
Change in net unrealized appreciation (depreciation)	5,995,505	(6,608,565)
Net increase (decrease) in net assets resulting from operations	18,289,956	17,874,078
Distributions to shareholders from: Net investment income	(8,369,679)	(19,868,293)
Total distributions	(8,369,679)	(19,868,293)
Fund share transactions: Cost of shares repurchased	(9,099,897)	(8,183,656)
Net increase (decrease) in net assets from Fund share transactions	(9,099,897)	(8,183,656)
Increase (decrease) in net assets	820,380	(10,177,871)
Net assets at beginning of period	259,887,569	270,065,440
Net assets at end of period (including undistributed net investment income and distributions in excess of net investment income of $237,614 and $54,736, respectively)	$260,707,949	$259,887,569
Other Information
Shares outstanding at beginning of period	16,269,962	16,850,701
Shares repurchased	(636,116)	(580,739)
Shares outstanding at end of period	15,633,846	16,269,962

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended September 30,
	Six Months Ended 3/31/14 (Unaudited)		2013	2012	2011	2010	2009d
Selected Per Share Data
Net asset value, beginning of period	$15.97		$16.03	$13.92	$15.03	$13.58	$20.67
Income (loss) from investment operations: Net investment incomea	.54		1.14	1.25	1.25	1.03	1.16
Net realized and unrealized gain (loss)	.62		(.08)	2.19	(1.09)	1.19	(6.79)
Total from investment operations	1.16		1.06	3.44	.16	2.22	(5.63)
Less distributions from: Net investment income	(.53)		(1.19)	(1.33)	(1.42)	(.88)	(1.42)
Return of capital	—		—	—	—	—	(.06)
Total distributions	(.53)		(1.19)	(1.33)	(1.42)	(.88)	(1.48)
NAV accretion resulting from repurchases of shares and shares tendered at a discount to NAVa	.08		.07	—	.15	.11	.02
Net asset value, end of period	$16.68		$15.97	$16.03	$13.92	$15.03	$13.58
Market value, end of period	$14.61		$14.15	$15.97	$13.07	$13.40	$11.18
Total Return
Based on net asset value (%)b	8.31	**	7.77	25.73	2.16	18.67	(22.28)
Based on market value (%)b	7.08	**	(4.15)	33.41	7.66	28.42	(20.29)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	261		260	270	234	365	350
Ratio of expenses before fee reductions (including interest expense and dividend expense for securities sold short) (%)e	2.02	*	2.06	2.30	2.52	1.64	2.42
Ratio of expenses after fee reductions (including interest expense and dividend expense for securities sold short) (%)e	2.02	*	2.06	2.08	2.31	1.50	2.42
Ratio of expenses after fee reductions (excluding interest expense and dividend expense for securities sold short) (%)e	1.53	*	1.47	1.44	1.68	1.24	1.54

Financial Highlights (continued)
			Years Ended September 30,
	Six Months Ended 3/31/14 (Unaudited)		2013	2012	2011	2010	2009	d
Ratio of net investment income (%)	6.65	*	7.01	8.12	8.08	7.18	10.40
Portfolio turnover rate (%)	26	**	53	36	134	154	27
Total debt outstanding, end of period ($ thousands)	113,500		110,000	114,000	98,000	50,000	15,000
Asset coverage per $1,000 of debtc	3,297		3,363	3,369	3,392	8,303	24,362
a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
c Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
d Per share data, including the proportionate impact to market price, have been restated to reflect the effects of a 1 for 2 reverse stock split effective prior to the opening of trading on the NYSE on August 10, 2009.
e Prior to November 5, 2010, the Fund utilized short sales as part of the hedge strategy that sought to provide returns that were uncorrelated with the market.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as a closed-end, diversified management investment company organized as a Maryland corporation.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board-approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These fixed- and floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2013, the Fund had a net tax basis capital loss carryforward of approximately $601,081,000, including $511,895,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2016 ($58,426,000), September 30, 2017 ($198,233,000), September 30, 2018 ($243,689,000) and September 30, 2019 ($11,547,000), the respective expiration dates, whichever occurs first; and approximately $89,186,000 of post-enactment long-term losses, which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and forward foreign currency commitments. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at March 31, 2014.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. As a buyer in the credit default swap contract, the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This is achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund. For the six months ended March 31, 2014, the Fund sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of March 31, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2014, the investment in credit default swap contracts sold had a total notional value of $4,645,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2014, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of March 31, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2014, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $2,423,000 to $4,037,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $238,000.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$354,790	$354,790
Foreign Exchange Contracts (b)	12,324	—	12,324
	$12,324	$354,790	$367,114
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Unrealized appreciation on swap contracts
(b) Unrealized appreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$85,004	$85,004
Foreign Exchange Contracts (b)	(184,279)	—	(184,279)
	$(184,279)	$85,004	$(99,275)

Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from swap contracts
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$181,676	$181,676
Foreign Exchange Contracts (b)	63,053	—	63,053
	$63,053	$181,676	$244,729
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on swap contracts
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of March 31, 2014, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following table:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Cash Available for Offset	Cash Collateral Received	Net Amount of Derivative Assets
Bank of America	$79,978	$—	$—	$79,978
Citigroup, Inc.	12,324	—	—	12,324
Credit Suisse	107,530	—	—	107,530
Goldman Sachs & Co.	84,520	—	—	84,520
UBS AG	82,762	—	—	82,762
	$367,114	$—	$—	$367,114

C. Purchases and Sales of Securities

During the six months ended March 31, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $94,683,345 and $113,883,182, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The contractual management fee payable under the Investment Management Agreement is equal to an annual rate of 0.85% of the Fund's average daily managed assets, computed and accrued daily and payable monthly. Managed assets means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily managed assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2014, the Administration Fee was $187,780, of which $31,881 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent and dividend-paying agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent and dividend-paying agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2014, the amount charged to the Fund by DISC aggregated $145, of which $53 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,698, of which $7,256 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Borrowings

The Fund has a secured line of credit with a commercial bank with a commitment amount up to $122,000,000 ($125,000,000 prior to September 23, 2013) with a maturity date of September 22, 2014. The note bears interest at the higher of either the Overnight Federal Funds rate, the Overnight LIBOR rate or the LIBOR Term Rate, plus 0.85% (1.05% prior to September 23, 2013). At March 31, 2014, this was 1.10%. A commitment fee on the unused portion of the facility is charged to the Fund and is included with "interest expense" in the Statement of Operations.

At March 31, 2014, the Fund had a notes payable outstanding of $113,500,000. The weighted average outstanding daily balance of all loans during the six months ended March 31, 2014 was approximately $116,698,000, with a weighted average annual borrowing cost of 1.10%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings or to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments including asset coverage and portfolio composition requirements, under the terms of the credit facility. Such restrictions and covenants contained in the credit facility impose asset coverage and portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

During periods in which the Fund is using leverage, the fees received by the Advisor for investment management and advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total managed assets, including proceeds from the use of leverage.

There is no assurance that the Fund's leveraging strategy will be successful.

G. Share Repurchases

The Board of Directors previously authorized the Fund to effect periodic repurchases for up to 5% of its shares in the open market from time to time when the Fund's shares traded at a discount to their net asset value. During the six months ended March 31, 2014, the Fund purchased 636,116 shares of common stock on the open market at a total cost of $9,099,889 ($14.31 average per share). The average discount of these purchases, comparing the purchase price to the net asset value at the time of purchase, was approximately 12.6%.

Dividend Reinvestment and Cash Purchase Plan

The Board of Directors of the Fund has approved changes to the Dividend Reinvestment and Cash Purchase Plan that are expected to take effect in the third quarter of 2014. Please see page 47 for a summary of the changes to the Plan. Current Participants in the Plan will receive written notice of the changes to the Plan prior to the effective date. Shareholders should contact DWS Investment Services Company at (800) 294-4366 for additional information about the Plan.

The Board of Directors of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the "Plan") for shareholders that elect to have all dividends and distributions automatically reinvested in shares of common stock of the Fund (each a "Participant"). Computershare Inc. (the "Plan Agent") has been appointed by the Fund's Board of Directors to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund's Web site at dws-investments.com or by calling (800) 294-4366.

Whenever the Fund declares an income dividend or a capital gain distribution payable in common shares or cash at the option of the shareholders, each Participant is deemed to have elected to take such dividend or distribution entirely in additional shares of common stock of the Fund. If the market price per share of the Fund's common stock on the valuation date equals or exceeds the net asset value per share on the valuation date, the number of additional shares to be issued by the Fund and credited to the Participant's account shall be determined by dividing the dollar amount of the dividend or capital gain distribution payable on the Participant's shares by the greater of the following amounts per share of the Fund's common stock on the valuation date: (a) the net asset value, or (b) 95% of the market price. If the market price per share of the Common Shares on the valuation date is less than the net asset value per share on the valuation date, the Plan Agent shall apply the dollar amount of the dividend or capital gain distribution on such Participant's shares (less such Participant's pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend and distribution) to the purchase on the open market of shares of the common stock for the Participant's account. Should the Fund declare an income dividend or capital gain distribution payable only in cash, the amount of such dividend or distribution on each Participant's shares (less such Participant's pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such dividend or distribution) shall be applied to the purchase on the open market of shares of common stock for the Participant's account. Each Participant, semiannually, also has the option of sending additional funds, in any amount from $100 to $3,000, for the purchase on the open market of shares of common stock for such Participant's account. Voluntary payments will be invested by the Plan Agent on or shortly after the 15th of February and August, and in no event more than 45 days after such dates, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of federal securities law. Optional cash payments received from a Participant on or prior to the fifth day preceding the 15th of February or August will be applied by the Plan Agent to the purchase of additional shares of common stock as of that investment date. Funds received after the fifth day preceding the 15th of February or August and prior to the 30th day preceding the next investment date will be returned to the Participant. No interest will be paid on optional cash payments held until investment. Consequently, Participants are strongly urged to make their optional cash payments shortly before the 15th of February or August. Optional cash payments should be made in U.S. dollars and be sent by first-class mail, postage prepaid, to the Fund's transfer agent and dividend-disbursing agent at the following address:

DWS High Income Opportunities Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

210 West 10th Street, Kansas City, MO 64105

(800) 294-4366

Participants may withdraw their entire voluntary cash payment by written notice received by the Plan Agent not less than 48 hours before such payment is to be invested.

Investment of voluntary cash payments and other open-market purchases may be made on any securities exchange where the shares of common stock are traded, in the OTC market or in negotiated transactions.

A statement reflecting the amount of cash received by the Fund's Transfer Agent will be issued on receipt of each cash deposit. The statements are the record of the costs of shares and should be retained for tax purposes.

The reinvestment of dividends and capital gain distributions does not relieve the Participant of any tax that may be payable on such dividends and distributions. The Fund's Transfer Agent will report to each Participant the taxable amount of dividends and distributions credited to his or her account. Participants will be treated as receiving the amount of the distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the shareholder.

The service fees for handling capital gain distributions or income dividends will be paid by the Fund. Participants will be charged a $1.00 service fee for each optional cash investment and a pro rata share of brokerage commissions on all open market purchases.

Participants may terminate their accounts under the Plan by notifying the Fund's Transfer Agent in writing. Such termination will be effective immediately if such Participant's notice is received by the Fund's Transfer Agent not less than ten days prior to any dividend or distribution record date; otherwise such termination will be effective as soon as practicable upon completion of the reinvestment of capital gain distributions or income dividends. The Plan may be terminated by the Fund upon notice in writing mailed to Participants at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund. The terms and conditions of the Plan may be amended or supplemented by the Fund at any time or times, but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission, any securities exchange on which shares of the Fund are listed, or any other regulatory authority and with certain other limited exceptions, only by mailing to Participants appropriate written notice at least 30 days prior to the effective date thereof.

If a Participant elects by notice to the Plan Agent in writing in advance of such termination to have the Plan Agent sell part or all of such Participant's shares and remit the proceeds to such Participant, the Plan Agent is authorized to deduct a fee of 5% of the gross proceeds, to a maximum of $3.50, plus brokerage commissions for this transaction and any transfer taxes.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DWS Investments Service Company at P.O. Box 219066, Kansas City, Missouri 64105 or (800) 294-4366.

Summary of Changes to the Dividend Reinvestment and Cash Purchase Plan

On the effective date (currently expected to be in the third quarter of 2014), the Plan will change as follows:

— DST Systems, Inc. will replace Computershare Inc. as the Plan Agent.

— Current shareholders may join the Plan by either enrolling their shares with DWS Investment Services Company (the "Transfer Agent") or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent.

— Each Participant may send additional funds in the amount of at least $100 in any month (with a $36,000 annual limit) for the purchase on the open market of shares of common stock for the Participant’s account. Such voluntary payments will be invested by the Plan Agent on or shortly after the 15th of each month. Optional cash payments received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional shares of common stock as of that investment date.

— Participants will no longer be charged a $1.00 service fee for each optional cash investment.

— Participants will no longer be charged a fee of 5% of gross proceeds, to a maximum of $3.50, for sales of the Participant’s shares prior to a termination.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Asset & Wealth Management Attn: Secretary of the DWS Funds One Beacon Street Boston, MA 02108
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	DHG
CUSIP Number	23339M204

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DHIOF-3
(R-027143-3 5/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
October 1 through October 31	119,139	14.15	-	142,657
November 1 through November 30	90,541	14.20	-	52,116
December 1 through December 31	223,377	14.24	-	579,902
January 1 through January 31	100,955	14.45	-	478,947
February 1 through February 28	29,382	14.42	-	449,565
March 1 through March 31	72,722	14.65	-	376,843

Total	636,116	14.31	-

On September 11, 2012, the Fund announced that the Fund's Board of Directors has extended the Fund's existing open-market repurchase program for an additional twelve-month period. The Fund may continue to effect periodic repurchases, at management's discretion, for up to 5% (842,535 shares) of the fund's outstanding common shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value during the period December 1, 2012 through November 30, 2013. Under this plan, the Fund repurchased 790,419 shares in the open market between December 1, 2012 and November 30, 2013.

In addition, on September 6, 2013, the Fund announced that the Fund's Board of Directors has extended the Fund's existing open-market repurchase program for an additional twelve-month period. The Fund may continue to effect periodic repurchases, at management's discretion, for up to 5% (803,279) of the fund's outstanding common shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value during the period December 1, 2013 through November 30, 2014. Under this plan, the Fund repurchased 426,436 shares in the open market between December 1, 2013 and March 31, 2014.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Opportunities Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 30, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 30, 2014